Business Combinations - Summary of Unaudited Pro Forma Financial Information (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Business Acquisition [Line Items]
Revenue	$ 130,312
Net loss	$ (60,160)
Net loss per share attributable to common stockholders, basic and diluted | $ / shares	$ (13.12)